                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                             MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                            MFS(R) CAPITAL GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                       MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) WORLD GROWTH FUND
                            MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                           MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                               MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                         MASSACHUSETTS INVESTORS TRUST
                             MFS(R) MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                             MFS(R) CASH RESERVE FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                             MFS(R) TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                            MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                         MASSACHUSETTS INVESTORS TRUST
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                            MFS(R) MUNICIPAL BOND FUND
                             MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL INCOME FUND
                                 MFS(R) OTC FUND
                               MFS(R) RESEARCH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                             MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND
                           MFS(R) STRATEGIC GROWTH FUND



                      Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

                  The date of this Supplement is June 5, 1997.